ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

MARKETABLE SECURITIES (19.35%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (0.42%)
iShares MSCI ACWI ETF	Exchange-traded fund	5,888	$599,761	$599,222
TOTAL EXCHANGE-TRADED FUND			599,761	599,222

FOREIGN COLLECTIVE INVESTMENT FUND (2.83%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	183,263	4,050,926	4,011,638
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			4,050,926	4,011,638

MUTUAL FUNDS (16.10%)
American Funds New Perspective Fund F-3	Mutual fund	132,960	7,199,999	7,432,448
DFA Global Equity Portfolio I	Mutual fund	311,382	9,512,706	9,487,795
GMO Quality Fund VI	Mutual fund	205,517	5,915,844	5,904,507
TOTAL MUTUAL FUNDS			22,628,549	22,824,750
TOTAL MARKETABLE SECURITIES			27,279,236	27,435,610

PORTFOLIO FUNDS [a,b] (69.89%)	Investment Strategy			Acquisition Date
MEMBERSHIP INTERESTS (0.14%)
New Mountain Investments III, LLC	Buyout	$208,517	$196,259	12/19/2007
TOTAL MEMBERSHIP INTERESTS		208,517	196,259

PARTNERSHIP INTERESTS (69.75%)
Accolade Partners VII-C, L.P.[c]	Private Equity	1,372,500	1,575,969	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Multi-Strategy	1,117,285	1,740,910	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	5,500,000	7,844,405	4/1/2020
Black River Capital Partners Fund (Food) L.P.	Private Equity	4,140,250	1,964,489	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	2,814,080	3,335,071	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital	2,053,988	5,467,148	2/16/2012
Centerbridge Special Credit Partners	Private Credit	-	25,221	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short	3,629,822	7,428,563	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	216,315	7/1/2011
Goldman Sachs Vintage Fund V, L.P.	Buyout	2,004,461	120,492	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P.	Private Equity	2,985,794	1,313,282	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit	169,500	1,537,215	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit	7,500,000	11,528,567	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short	6,000,000	9,822,486	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	2,000,000	1,874,783	12/17/2021
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short	7,909,049	6,188,986	7/1/2018
Revolution Ventures II, L.P.	Venture Capital	3,643,072	3,792,775	10/24/2013
Stripes V, L.P.	Private Equity	9,696,268	12,272,148	7/7/2021
The Children's Investment Fund L.P.	Long/Short	3,000,000	8,635,276	11/1/2017
Viking Global Opportunities L.P.	Long/Short	10,000,000	12,216,077	1/1/2021
TOTAL PARTNERSHIP INTERESTS		76,960,144	98,900,178
TOTAL PORTFOLIO FUNDS		77,168,661	99,096,437

SHORT-TERM INVESTMENTS (1.83%)	Type of Investment	Principal Amount
UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[d]	Bank Deposit	94,738	94,738	94,738
UMB Bank, Money Market Special II, 5.18%[d]	Bank Deposit	2,497,812	2,497,812	2,497,812
TOTAL SHORT-TERM INVESTMENTS			2,592,550	2,592,550

TOTAL INVESTMENTS (91.07%)			$107,040,447	$129,124,597
Other assets less liabilities (8.93%)				12,664,375

TOTAL NET ASSETS (100.00%)				$141,788,972

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.
[c]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[d]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.